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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Taliesin Capital Management LLC
Address:      885 Third Avenue
              Suite 2740
              New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Elliot N. Konopko
Title:        Managing Member
Phone:        212-303-3575

Signature, Place, and Date of Signing:


/s/ Elliot N. Konopko               New York, NY               May 12, 2005
-------------------------           -------------              -----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     16
                                                    ----------
Form 13F Information Table Value Total:             $  117,731
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                Taliesin Capital Management LLC
                                                            Form 13F
                                                 Quarter Ended March 31, 2005

NAME               TITLE                                                                                  VOTING AUTHORITY
OF                 OF                  VALUE          SHRS OR     SHARE/  PUT/  INVESTMENT  OTHER     ------------------------------
ISSUER             CLASS    CUSIP      (X $1,000)     PRN AM      PRN     CALL  DISCRETION  MANAGERS  SOLE        SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH     COM      00437V104     7,772         175,000     SH              SOLE               175,000
INC
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS COMMU-    COM      17453B101        26           2,037     SH              SOLE                 2,037
NICATIONS CO
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC    COM      258609304     1,884         244,664     SH              SOLE               244,664
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP       COM      401698105    21,778         294,700     SH              SOLE               294,700
------------------------------------------------------------------------------------------------------------------------------------
MANDALAY RESORT    COM      562567107     9,587         136,000     SH              SOLE               136,000
GROUP
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPT           COM      577778103     3,702         100,000     SH              SOLE               100,000
STORES CO
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP          CL A     65248E104     9,424         557,000     SH              SOLE               557,000
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMU-      CL A     65332V103    11,720         412,400     SH              SOLE               412,400
NICATIONS INC
------------------------------------------------------------------------------------------------------------------------------------
NORANDA INC        COM      655422103     1,011          50,000     SH              SOLE                50,000
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNI-       COM      78387G103     1,419          59,900     SH              SOLE                59,900
CATIONS INC
------------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA       COM      867363103     3,968         115,000     SH     CALL     SOLE               115,000
SYS INC
------------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA       COM      867363103     7,038         204,000     SH              SOLE               204,000
SYS INC
------------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC      COM      892335100     1,713          66,500     SH              SOLE                66,500
------------------------------------------------------------------------------------------------------------------------------------
UNITED DEFENSE     COM      91018B104    15,859         216,000     SH              SOLE               216,000
INDS INC
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE   COM      923436109    15,992         688,720     SH              SOLE               688,720
CO
------------------------------------------------------------------------------------------------------------------------------------
VISX INC DEL       COM      92844S105     4,838         206,400     SH              SOLE               206,400

REPORT
SUMMARY   16 DATA RECORDS              $117,731

                                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED